Schedule of Earnings per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Profit attributable to the parent, Amount after income tax	$ 1,104,213	$ 1,418,643
Profit attributable to the parent, Weighted average number of ordinary shares outstanding	15,762,887	15,762,887
Profit attributable to the parent. Earnings per share basic	$ 0.07	$ 0.09
Profit attributable to the parent. Earnings per share diluted	$ 0.07	$ 0.09